CMA New York
Municipal Money Fund




Semi-Annual Report

September 30, 2000




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.


CMA New York
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper



To Our Shareholders:

For the six-month period ended September 30, 2000, CMA New York
Municipal Money Fund paid shareholders a net annualized yield of 3.60%.* As of September 30, 2000, the Fund's 7-day yield was 4.08%.

Economic Environment
During the six-month period ended September 30, 2000, the New York State economy showed few signs of slowing from the solid growth of the previous year. The state's economic performance continues to be led by a surging housing market, high consumer confidence levels that have bolstered retail sales and continued manufacturing growth, especially in the upstate region. Aside from the housing sector, inflation remains subdued and is weaker than the national average. New York State's seasonally adjusted unemployment rate stood at 4.5% in August as the state continues to add high wage jobs in computer engineering and programming as well as media and entertainment.

The improving global economy continued to have a beneficial impact on the state's export base. This solid growth, combined with controlled spending, reasonable budgetary assumptions and the continued significant growth in income taxes, has led to surpluses in each of the last five years. On a cautionary note, the state must continue to curtail spending and use its non-recurring resources in a fiscally responsible manner in order to avoid the chronic deficits and shortfalls that have plagued the state in the past. Also, the restructuring of the state's crucial commercial banking and health and hospitality industries is ongoing and important to the economic and social health of the state. The estimated budget surplus for fiscal year 2000 is $3.2 billion, or over 8.2% of fiscal 2000 spending.

New York City's general obligation debt has been upgraded by the major ratings companies during the past year, reflecting the strength of the city's economic resurgence, which should continue to generate strong revenue growth and cash surpluses. New York City's per capita income stands at 128% of the national average. New York City is thriving as a world center for banking, finance, media and entertainment. Also of note is the strong growth in new economy jobs being created to support growth in the city's unique and diverse economy. After hovering near 15% in the mid-1990s, class A Manhattan office vacancy rates were below 3% in June 2000 with asking rents increasing 20%--30%.

Investment Strategy
During the six-month period ended September 30, 2000, new issuance of short-term New York debt totaled approximately $3.7 billion, a decrease of approximately 10% from the $4.1 billion issued in the six-month period ended March 31, 2000. The net assets of CMA New York Municipal Money Fund ranged from $2.1 billion to $2.2 billion during the period. As we discussed in our last shareholder letter, we decided to maintain a neutral stance in the most recent period until we could gauge whether economic growth would moderate and inflationary concerns would diminish.

We maintained a greater portfolio weighting in variable rate demand product and tax-exempt commercial paper until mid-May when we started to place an emphasis on one-year fixed rate note paper in order to extend the Funds' average maturity from the 30-day--40-day range to the 55-day--65-day range. During the period, the Fund's average maturity ranged from 36 days to 67 days, and stood at 60 days as of September 30, 2000. This positioning enhanced performance considerably during the period as economic growth moderated and interest rates declined once the market started to perceive the Federal Reserve Board's tightening of monetary policy to be nearing an end. We will continue to maintain this relatively bullish maturity stance in the upcoming months as we attempt to ascertain the extent of the economy's deceleration and its effect on inflation. We continue to work very closely with our credit department in an effort to maintain the highest-quality portfolio possible. Diversification and credit quality remain paramount, and we will continue to closely monitor the ever-changing marketplace.

In Conclusion
We thank you for your support of CMA New York Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Edward J. Andrews)
Edward J. Andrews
Vice President and Portfolio Manager



October 26, 2000



*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



Portfolio Abbreviations for CMA New York Municipal
Money Fund

AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
DATES      Daily Adjustable Tax-Exempt Securities
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes

CMA New York Municipal Money Fund
Schedule of Investments as of September 30, 2000                                                          (in Thousands)
                     Face
State               Amount                                  Issue                                                  Value
New York--          $   981   Albany, New York, Housing Authority, Private Act Revenue Bonds
99.6%                         (Historic Bleeker Terrace), FLOATS, 4.50% due 3/01/2015 (f)                     $      981
                      2,500   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc.
                              Project), VRDN, 5.60% due 12/29/2010 (f)                                             2,500
                     10,000   Albion, New York, Central School District, GO, Refunding, BAN,
                              5.25% due 6/07/2001                                                                 10,037
                      5,000   Arlington, New York, Central School District, GO, TAN, 4.75% due 11/09/2000          5,003
                      9,900   Auburn, New York, City School District, GO, Refunding, BAN, 5% due 6/28/2001         9,940
                     19,000   Bath, New York, Central School District, GO, BAN, 4.50% due 1/19/2001               19,008
                      5,000   Carmel, New York, Central School District, GO, TAN, 4.50% due 10/27/2000             5,001
                      3,000   Cattaraugus County, New York, Development Agency, IDR (Gowanda Electronics
                              Corporation), VRDN, AMT, Series A, 4.55% due 9/01/2021 (f)                           3,000
                      5,000   Cayuga County, New York, GO, BAN, 4.50% due 3/15/2001                                5,005
                      8,000   Central Islip, New York, Union Free School District, GO, TAN, 5% due 6/29/2001       8,031
                        502   Cobleskill-Richmondville Central School District, New York, GO, Refunding,
                              5.30% due 6/15/2001                                                                    504
                      2,000   Commack, New York, Union Free School District, GO, TAN, 5% due 6/28/2001             2,009
                      7,995   Eagle Tax-Exempt Trust, New York City, VRDN, Series 1994-C4, 5.54% due
                              8/01/2003 (f)                                                                        7,995
                     29,700   Eagle Tax-Exempt Trust, New York State Electric and Gas, VRDN, Series
                              943202, 4.36% due 4/01/2034 (f)                                                     29,700
                     29,700   Eagle Tax-Exempt Trust, New York State Local Government, VRDN, Series
                              943201, 5.54% due 4/01/2034 (f)                                                     29,700
                     20,880   Eagle Tax-Exempt Trust, New York State Medical Care, VRDN, Series 953201,
                              5.54% due 8/15/2024 (f)                                                             20,880
                     24,500   Eagle Tax-Exempt Trust, New York, VRDN, Series 983201, 4.36% due
                              4/01/2017 (f)                                                                       24,500
                      5,200   Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, VRDN,
                              Series 96C, 4.36% due 1/01/2005 (f)                                                  5,200
                     10,000   Farmingdale, New York, Union Free School District, GO, TAN, 5% due 6/28/2001        10,039
                      9,425   Goshen, New York, Central School District, GO, BAN, 4.50% due 3/08/2001              9,435
                      9,800   Gowanda, New York, Central School District, GO, BAN, 5% due 7/19/2001                9,836
                      7,439   Hoosick Falls, New York, Central School District, GO, Refunding, BAN,
                              4.50% due 12/15/2000                                                                 7,446
                      2,000   Islip, New York, GO, BAN, 5% due 6/22/2001                                           2,006
                     16,000   Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC Project),
                              VRDN, AMT, 5.45% due 12/01/2029 (f)                                                 16,000
                              Jamestown, New York, City School District, GO, BAN:
                      9,925      5% due 7/19/2001                                                                  9,962
                      9,975      Refunding, 4.75% due 4/12/2001                                                    9,994
                        441   Jordan-El Bridge, New York, Central School District, GO, Refunding,
                              Series A, 5.60% due 6/15/2001                                                          444
                     15,000   Levittown, New York, Union Free School District, GO, TAN, 5% due 6/20/2001          15,046


CMA New York Municipal Money Fund
Schedule of Investments as of September 30, 2000 (continued)                                              (in Thousands)
                     Face
State               Amount                                Issue                                                  Value
New York                      Long Island Power Authority, New York, Electric System Revenue Bonds:
(continued)         $10,000      CP, Series 4, Sub-Series 4, 4.25% due 11/09/2000                             $   10,000
                     20,000      CP, Series 4, Sub-Series 4, 4.25% due 11/14/2000                                 20,000
                      9,700      VRDN, Sub-Series 5, 5.50% due 5/01/2033 (f)                                       9,700
                     25,000      VRDN, Sub-Series 7-B, 4.30% due 4/01/2025 (e)(f)                                 25,000
                              Metropolitan Transportation Authority, New York, Transit Facilities
                              Revenue Bonds, CP, Series 1:
                      9,000      4.20% due 10/27/2000                                                              9,000
                     47,000      4.20% due 1/19/2001                                                              47,000
                     20,000      Sub-Series B, 4.20% due 11/09/2000                                               20,000
                              Metropolitan Transportation Authority Revenue Bonds, New York, CP,
                              Series A:
                     10,900      4.10% due 11/09/2000                                                             10,900
                     23,000      4.25% due 11/10/2000                                                             23,000
                     23,000      4.25% due 11/16/2000                                                             23,000
                      6,000   Middle Country, New York, Centereach Central School District, TAN, 4.75%
                              due 6/29/2001                                                                        6,017
                      2,515   Monroe County, New York, IDA, Revenue Bonds (Coopervision Project), VRDN,
                              5.70% due 1/01/2012 (f)                                                              2,515
                     18,000   Montgomery, New York, Valley Central School District, GO, BAN, 5% due
                              6/22/2001                                                                           18,055
                      8,000   Mount Morris, New York, Central School District, GO, Refunding, BAN, 4.75%
                              due 6/18/2001                                                                        8,019
                      8,711   New Lebanon, New York, Central School District, GO, BAN, 5.125% due
                              6/15/2001                                                                            8,736
                      8,000   New Rochelle, New York, City School District, GO, BAN, Series A, 4.50% due
                              3/22/2001                                                                            8,009
                              New York City, New York, CP, Series H-6:
                      3,000      4.25% due 10/11/2000                                                              3,000
                      4,600      4.25% due 10/11/2000                                                              4,600
                      1,700      4.25% due 11/15/2000                                                              1,700
                      7,500   New York City, New York, City Health and Hospital Corporation, Health
                              System Revenue Bonds, VRDN, Series A, 5.25% due 2/15/2026 (f)                        7,500
                              New York City, New York, City Housing Development Corporation, M/F Rental
                              Housing Revenue Bonds, VRDN, Series A (f):
                      3,200      (Columbus Green), 4.15% due 11/15/2019 (c)                                        3,200
                     13,200      (Tribeca Towers), AMT, 5.25% due 11/15/2019 (c)                                  13,200
                     40,400      (West 43rd Street Development), AMT, 5.55% due 4/15/2029 (c)                     40,400
                     33,400      (West 89th Street Development), AMT, 5.30% due 11/15/2029                        33,400
                              New York City, New York, City Municipal Water Finance Authority, GO, CP:
                     21,000      Series 1, 4.25% due 10/10/2000                                                   21,000
                      9,500      Series 1, 4.20% due 10/12/2000                                                    9,500
                      7,500      Series 2, 4.30% due 10/12/2000                                                    7,500
                              New York City, New York, City Municipal Water Finance Authority, Water
                              and Sewer System Revenue Bonds, VRDN (f):
                     49,100      MSTR, SGB-25, 5.54% due 6/15/2023 (e)                                            49,100
                     11,200      Series C, 5.40% due 6/15/2022 (b)                                                11,200
                     30,865      Series C, 5.40% due 6/15/2023 (b)                                                30,865
                              New York City, New York, City Municipal Water Finance Authority, Water
                              and Sewer System Revenue Refunding Bonds, VRDN (f):
                     51,530      MSTR, Series SGB-27, 5.54% due 6/15/2024 (d)                                     51,530
                      6,900      Series A, 5.50% due 6/15/2025 (b)                                                 6,900
                     17,400      Series G, 5.35% due 6/15/2024 (b)                                                17,400


CMA New York Municipal Money Fund
Schedule of Investments as of September 30, 2000 (continued)                                              (in Thousands)
                      Face
State                Amount                              Issue                                                    Value
New York                      New York City, New York, City Transitional Finance Authority Revenue
(continued)                   Bonds, Future Tax Secured, VRDN (f):
                    $ 3,370      Series A-1, 5.35% due 11/15/2022                                             $    3,370
                      8,520      Series A-1, 5.35% due 11/15/2028                                                  8,520
                      9,000      Series A-2, 5.50% due 11/15/2027                                                  9,000
                     38,450      Series C, 5.35% due 5/01/2028                                                    38,450
                      8,000   New York City, New York, City Trust Cultural Resource Revenue Bonds
                              (American Museum of Natural History), Series B, 4.50% due 7/02/2001 (a)              8,000
                      5,000   New York City, New York, GO, MSTR, VRDN, SGB-36, 5.65% due 6/01/2022 (a)(f)          5,000
                              New York City, New York, GO, Refunding, CP, Series H:
                     26,000      Sub-Series H-2, 4.25% due 10/11/2000                                             26,000
                      4,700      Sub-Series H-2, 4.25% due 11/09/2000                                              4,700
                      6,000      Sub-Series H-2, 4.25% due 11/15/2000                                              6,000
                      2,100      Sub-Series H-3, 4.25% due 10/11/2000                                              2,100
                      1,700      Sub-Series H-3, 4.25% due 11/15/2000                                              1,700
                      9,600      Sub-Series H-3, 4.25% due 11/15/2000                                              9,600
                     12,900      Sub-Series H-4, 4.25% due 10/11/2000                                             12,900
                      5,000      Sub-Series H-4, 4.25% due 11/09/2000                                              5,000
                      8,100      Sub-Series H-4, 4.25% due 11/15/2000                                              8,100
                     10,100      Sub-Series H-5, 4.25% due 11/09/2000                                             10,100
                              New York City, New York, GO, VRDN (f):
                      4,000      Refunding, Sub-Series E-4, 5.15% due 8/01/2021                                    4,000
                      5,400      Refunding, Sub-Series E-4, 5.50% due 8/01/2022                                    5,400
                        400      Series B, 5.50% due 10/01/2020 (b)                                                  400
                      2,750      Series B, 5.50% due 10/01/2021 (b)                                                2,750
                     10,900      Series B, 5.50% due 10/01/2022 (b)                                               10,900
                        900      Series B, Sub-Series B-2, 5.40% due 8/15/2003 (e)                                   900
                      2,200      Series B, Sub-Series B-3, 5.55% due 8/15/2004 (e)                                 2,200
                      8,900      Series B, Sub-Series B-4, 5.40% due 8/15/2023 (e)                                 8,900
                      3,300      Series B, Sub-Series B-7, 5.40% due 8/15/2018 (a)                                 3,300
                      3,100      Series B-2, Sub-Series B-5, 5.35% due 8/15/2009 (e)                               3,100
                      3,000      Series B-2, Sub-Series B-5, 5.55% due 8/15/2011 (e)                               3,000
                     10,050      Sub-Series A-4, 5.45% due 8/01/2022                                              10,050
                      2,750      Sub-Series A-4, 5.45% due 8/01/2023                                               2,750
                        900      Sub-Series A-5, 5.40% due 8/01/2016                                                 900
                      9,450      Sub-Series A-7, 5.50% due 8/01/2020                                               9,450
                      1,585      Sub-Series A-8, 5.40% due 8/01/2018                                               1,585
                      2,000      Sub-Series B-2, 5.50% due 8/15/2018                                               2,000
                     26,050   New York City, New York, Housing Development Corporation, M/F Rental
                              Housing Revenue Bonds (Carnegie Park), VRDN, Series A, 5.30% due
                              11/15/2019 (c)(f)                                                                   26,050
                     19,600   New York City, New York, Housing Development Corporation, Residential
                              Mortgage Revenue Bonds (East 17th Street), VRDN, Series A, 5.45% due
                              1/01/2023 (f)                                                                       19,600
                      1,450   New York City, New York, IDA, IDR, VRDN, AMT, Series K, 5.60% due
                              11/01/2010 (f)                                                                       1,450
                     41,400   New York City, New York, Municipal Water Finance Authority, Water
                              and Sewer System Revenue Bonds, MSTR, VRDN, SGB-26, 5.54% due
                              6/15/2029 (e)(f)                                                                    41,400
                     12,500   New York State Bond Purchase Agreement, CP, 4.20% due 10/02/2000                    12,500
                              New York State, CP:
                      6,000      4.25% due 11/09/2000                                                              6,000
                     16,350      Series 1997-A, 4.20% due 11/14/2000                                              16,350
                      4,500      Series 1997-A, 4.25% due 12/07/2000                                               4,500
                      7,000   New York State Dormitory Authority Revenue Bonds (Cornell University),
                              VRDN, Series A, 3.75% due 7/01/2029 (f)                                              7,000
                              New York State Dormitory Authority, Revenue Refunding Bonds (Memorial
                              Sloan-Kettering), VRDN (f):
                     62,530      Series A, 5.45% due 7/01/2019                                                    62,530
                     34,200      Series B, 5.45% due 7/01/2019                                                    34,200


CMA New York Municipal Money Fund
Schedule of Investments as of September 30, 2000 (continued)                                              (in Thousands)
                      Face
State                Amount                                 Issue                                                Value
New York            $ 6,880   New York State Energy Research and Development Authority, Electric
(continued)                   Facilities Revenue Bonds (Long Island Lighting Company), VRDN, AMT,
                              Series A, 5.55% due 12/01/2027 (f)                                              $    6,880
                              New York State Energy Research and Development Authority, PCR (f):
                      2,550      (Niagara Mohawk Power Corporation Project), DATES, Series A, 5.50%
                                 due 7/01/2015                                                                     2,550
                     38,200      (Niagara Mohawk Power Corporation Project), VRDN, AMT, 5.55% due
                                 12/01/2023                                                                       38,200
                     43,250      (Niagara Mohawk Power Corporation Project), VRDN, AMT, Series B,
                                 5.55% due 7/01/2027                                                              43,250
                     22,700      Refunding (New York State Electric and Gas), VRDN, Series B, 5.45%
                                 due 2/01/2029                                                                    22,700
                      8,000      Refunding (New York State Electric and Gas), VRDN, Series D, 5.50% due
                                 10/01/2029                                                                        8,000
                      2,900      Refunding (Niagara Mohawk Corporation Project), FLOATS, Series A,
                                 5.40% due 3/01/2027                                                               2,900
                     27,600   New York State Environmental Facilities Corporation Revenue Bonds (Equity
                              Huntington Project), VRDN, AMT, 5.45% due 11/01/2014 (f)                            27,600
                     29,000   New York State Environmental Facilities Corporation, Sewer and Solid
                              Waste Disposal Revenue Bonds (General Electric Company Project), CP, AMT,
                              Series A, 4.20% due 10/10/2000                                                      29,000
                     16,600   New York State Environmental Facilities Corporation, Solid Waste Disposal
                              Revenue Bonds (General Electric Company Project), CP, AMT, Series A, 4.20%
                              due 10/10/2000                                                                      16,600
                     30,000   New York State Environmental Facilities Corporation, Solid Waste Disposal
                              Revenue Refunding Bonds (General Electric Company Project), CP, Series A,
                              4.15% due 10/10/2000                                                                30,000
                              New York State, GO:
                     16,200      4.20% due 11/09/2000                                                             16,200
                     15,000      (Environmental Quality), Series G, 3.90% due 10/05/2000                          15,000
                     10,000      Series A, 4.40% due 2/08/2001                                                    10,000
                     10,000      Series B, 4.35% due 8/08/2001                                                    10,000
                              New York State, HFA, Revenue Bonds, VRDN, AMT, Series A (f):
                      7,000      (1501 Lexington Avenue), 3.75% due 11/01/2032                                     7,000
                      2,000      (East 84th Street), 5.30% due 11/01/2028                                          2,000
                     12,000      (Gethsemane Apartments), 5.55% due 5/15/2033                                     12,000
                      1,000      (Talleyrand Crescent Housing), 3.95% due 11/01/2028                               1,000
                     32,600      (Tribeca Pointe LLC), 5.55% due 5/15/2029                                        32,600
                              New York State Local Assistance Corporation Revenue Bonds:
                      2,165      Series A, 7% due 4/01/2001                                                        2,237
                      6,790      Series B, 7.25% due 4/01/2001                                                     7,025
                              New York State Power Authority, CP:
                      9,000      Series 1, 4.30% due 10/02/2000                                                    9,000
                     18,900      Series 1, 4.20% due 11/09/2000                                                   18,900
                     36,400      Series 1, 4.20% due 11/10/2000                                                   36,400
                     31,000      Series 1, 4.20% due 11/10/2000                                                   31,000
                     14,900      Series 2, 4.20% due 12/01/2000                                                   14,900
                     16,250      Series 4, 4.75% due 10/05/2000                                                   16,250
                     14,450      Series 4, 4.40% due 10/06/2000                                                   14,450
                     15,800      Series 4, 5.10% due 10/06/2000                                                   15,800
                              New York State Power Authority, Revenue and General Purpose Bonds:
                      9,875      4.30% due 9/04/2001                                                               9,875
                      8,735      4.30% due 9/04/2001                                                               8,735
                     23,305      4.30% due 9/04/2001                                                              23,305
                      4,675      GO, 4.30% due 9/04/2001                                                           4,675


CMA New York Municipal Money Fund
Schedule of Investments as of September 30, 2000 (concluded)                                              (in Thousands)
                      Face
State                Amount                              Issue                                                   Value
New York           $  1,445   New York State Thruway Authority Revenue Bonds, VRDN, 5.45% due
(concluded)                   1/01/2024 (b)(f)                                                               $    1,445
                              New York State Urban Development Corporation Revenue Bonds:
                      5,070      7.50% due 4/01/2001                                                               5,251
                      1,320      7.50% due 4/01/2001                                                               1,367
                     11,545      (Correctional Capital Facilities), Series 2, 6.50% due 1/01/2001                 11,614
                      7,500   Newark, New York, Central School District, GO, BAN, 4.625% due 1/26/2001             7,508
                      4,425   Northern Adirondack, New York, Ellenburg Central School District,
                              GO, BAN, 5% due 7/06/2001                                                            4,438
                        790   Northport-East Northport, New York, Union Free School District, GO,
                              5.375% due 6/01/2001 (e)                                                               793
                     11,000   Oceanside, New York, Union Free School District, GO, TAN, 5% due 6/28/2001          11,042
                      9,200   Olean, New York, City School District, GO, BAN, 4.625% due 3/08/2001                 9,210
                      3,865   Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H
                              Properties Inc. Project), VRDN, Series A, 5.60% due 6/01/2024 (f)                    3,865
                      5,000   Peru, New York, Central School District, GO, BAN, 5% due 6/21/2001                   5,011
                      8,507   Plattsburgh, New York, Central School District, GO, BAN, 5% due 6/18/2001            8,536
                      8,000   Port Authority of New York and New Jersey, CP, Series A & B, 5.35%
                              due 10/06/2000                                                                       8,000
                      7,565   Port Authority of New York and New Jersey, Line of Credit, CP, AMT,
                              4.20% due 11/08/2000                                                                 7,565
                              Port Authority of New York and New Jersey, Special Obligation Revenue
                              Refunding Bonds (Versatile Structure Obligation), VRDN, AMT (f):
                     49,000      Series 1R, 5.45% due 8/01/2028                                                   49,000
                      7,100      Series 4, 5.35% due 4/01/2024                                                     7,100
                     10,050      Series 6, 5.35% due 12/01/2017                                                   10,050
                     13,013   Rensselaer County, New York, GO, Refunding, BAN, Series A, 5% due 8/01/2001               13,065
                     10,000   Rochester, New York, GO, Refunding, BAN, Series II, 4.50% due 10/26/2000            10,005
                      4,000   Roslyn, New York, Union Free School District, GO, TAN, 5% due 6/28/2001              4,019
                      6,000   South Country, New York, Brookhaven Central School District, GO, TAN,
                              5% due 6/26/2001                                                                     6,019
                      4,000   South Orangetown, New York, Central School District, GO, TAN, 5% due
                              6/29/2001                                                                            4,013
                      5,000   Suffolk County, New York, Water Authority Revenue Bonds, VRDN, 5.35% due
                              5/01/2005 (f)                                                                        5,000
                      9,850   Tioga, New York, Central School District, GO, BAN, 5% due 6/19/2001                  9,879
                      3,400   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                              Refunding Bonds, VRDN, Series C, 5.30% due 1/01/2013 (a)(f)                          3,400
                              Triborough Bridge and Tunnel Authority, New York, Revenue Bonds:
                      4,740      Series S, 7% due 1/01/2001                                                        4,845
                      1,250      Series T, 7% due 1/01/2001                                                        1,284
                      3,110      Series T, 7% due 1/01/2001                                                        3,194
                      9,950   Trumansburg, New York, Central School District, GO, BAN, 5.125% due
                              6/15/2001                                                                            9,979
                      9,975   Weedsport, New York, Central School District, GO, BAN, 5% due 6/20/2001             10,000
                     19,235   William Floyd Union Free School District, New York, Mastics-Moriches-
                              Shirley, GO, TAN, 4.75% due 6/29/2001                                               19,284

                              Total Investments (Cost--$2,103,666*)--99.6%                                     2,103,666

                              Other Assets Less Liabilities--0.4%                                                  8,846
                                                                                                              ----------
                              Net Assets--100.0%                                                              $2,112,512
                                                                                                              ==========



(a)AMBAC Insured.
(b)FGIC Insured.
(c)FNMA Collateralized.
(d)FSA Insured.
(e)MBIA Insured.
(f)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2000.
  *Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA New York Municipal Money Fund
Statement of Assets and Liabilities as of September 30, 2000
Assets:
Investments, at value (identified cost--$2,103,666,493)                                                  $ 2,103,666,493
Cash                                                                                                              84,486

Receivables:
  Interest                                                                            $    16,208,610
  Securities sold                                                                              15,615         16,224,225
                                                                                      ---------------
Prepaid registration fees and other assets                                                                        42,469
                                                                                                         ---------------
Total assets                                                                                               2,120,017,673
                                                                                                         ---------------

Liabilities:
Payables:
  Securities purchased                                                                      6,016,980
  Investment adviser                                                                          680,288
  Distributor                                                                                 522,607          7,219,875
                                                                                      ---------------
Accrued expenses and other liabilities                                                                           285,933
                                                                                                         ---------------
Total liabilities                                                                                              7,505,808
                                                                                                         ---------------
Net Assets                                                                                               $ 2,112,511,865
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                               $   211,334,081
Paid-in capital in excess of par                                                                           1,901,926,212
Accumulated realized capital losses--net                                                                        (748,428)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 2,113,340,813 shares of
beneficial interest outstanding                                                                          $ 2,112,511,865
                                                                                                         ===============

See Notes to Financial Statements.


CMA New York Municipal Money Fund
Statement of Operations for the Six Months Ended September 30, 2000
Investment Income:
Interest and amortization of premium and discount earned                                                 $    43,313,672

Expenses:
Investment advisory fees                                                              $     4,307,845
Distribution fees                                                                           1,289,940
Accounting services                                                                           155,199
Transfer agent fees                                                                           106,486
Custodian fees                                                                                 45,728
Professional fees                                                                              30,335
Printing and shareholder reports                                                               22,303
Pricing fees                                                                                    8,251
Trustees' fees and expenses                                                                     5,568
                                                                                      ---------------
Total expenses                                                                                                 5,971,655
                                                                                                         ---------------
Investment income--net                                                                                        37,342,017
Realized Loss on Investments--Net                                                                                (27,239)
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $    37,314,778
                                                                                                         ===============

See Notes to Financial Statements.

CMA New York Municipal Money Fund
Statements of Changes in Net Assets
                                                                                       For the Six            For the
                                                                                       Months Ended          Year Ended
                                                                                      September 30,          March 31,
Increase (Decrease) in Net Assets:                                                         2000                 2000
Operations:
Investment income--net                                                                $    37,342,017    $    51,480,543
Realized gain (loss) on investments--net                                                      (27,239)             6,818
                                                                                      ---------------    ---------------
Net increase in net assets resulting from operations                                       37,314,778         51,487,361
                                                                                      ---------------    ---------------
Dividends to Shareholders:
Dividends to shareholders from investment income--net                                     (37,342,017)       (51,480,543)
                                                                                      ---------------    ---------------
Beneficial Interest Transactions:
Net proceeds from sale of shares                                                        3,746,833,482      6,905,237,993
Value of shares issued to shareholders in reinvestment of dividends                        37,343,509         51,479,862
                                                                                      ---------------    ---------------
                                                                                        3,784,176,991      6,956,717,855
Cost of shares redeemed                                                                (3,848,820,801)    (6,606,261,721)
                                                                                      ---------------    ---------------
Net increase (decrease) in net assets derived from beneficial interest
transactions                                                                              (64,643,810)       350,456,134
                                                                                      ---------------    ---------------
Net Assets:
Total increase (decrease) in net assets                                                   (64,671,049)       350,462,952
Beginning of period                                                                     2,177,182,914      1,826,719,962
                                                                                      ---------------    ---------------
End of period                                                                         $ 2,112,511,865    $ 2,177,182,914
                                                                                      ===============    ===============

See Notes to Financial Statements.


CMA New York Municipal Money Fund
Financial Highlights
The following per share data and ratios have been derived   For the Six
from information provided in the financial statements.       Months Ended        For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                    Sept. 30, 2000   2000        1999         1998        1997
Per Share Operating Performance:
Net asset value, beginning of period                         $     1.00  $     1.00   $    1.00  $     1.00   $     1.00
                                                             ----------  ----------  ----------  ----------   ----------
Investment income--net                                              .02         .03         .03         .03          .03
Realized gain (loss) on investments--net                             --++        --++        --++        --++         --++
                                                             ----------  ----------  ----------  ----------   ----------
Total from investment operations                                    .02         .03         .03         .03          .03
                                                             ----------  ----------  ----------  ----------   ----------
Less dividends from investment income--net                         (.02)       (.03)       (.03)       (.03)        (.03)
                                                             ----------  ----------  ----------  ----------   ----------
Net asset value, end of period                               $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ==========  ==========  ==========  ==========   ==========
Total Investment Return                                           3.60%*      2.86%       2.79%       3.09%        2.94%
                                                             ==========  ==========  ==========  ==========   ==========

Ratios to Average Net Assets:
Expenses                                                           .58%*       .58%        .61%        .61%         .63%
                                                             ==========  ==========  ==========  ==========   ==========
Investment income--net                                            3.61%*      2.83%       2.74%       3.04%        2.88%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental Data:
Net assets, end of period (in thousands)                     $2,112,512  $2,177,183  $1,826,720  $1,556,021   $1,236,322
                                                             ==========  ==========  ==========  ==========   ==========

 *Annualized.
++Amount is less than $.01 per share.

  See Notes to Financial Statements.


CMA New York Municipal Money Fund
Notes to Financial Statements

1. Significant Accounting Policies:
CMA New York Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.


CMA New York Municipal Money Fund
Notes to Financial Statements (concluded)

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 2000, the Fund had a net capital loss carryforward of approximately $721,000, of which $111,000 expires in 2001, $293,000 expires in 2002, $304,000 expires in 2003, $2,000 expires in 2004 and $11,000 expires in 2006. This amount will be available to offset like amounts of any future taxable gains.


CMA New York Municipal Money Fund
Officers and Trustees

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Edward D. Zinbarg--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and
  Treasurer
Phillip Gillespie--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].